UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment  Company  Act  file  number  811-3906
                                        --------

PC&J  Performance  Fund
-----------------------
                    (Exact  name  of  registrant  as  specified  in  charter)

120  West  Third  Street,  Suite  300     Dayton,  OH  45402-1819
          (Address  of  principal  executive  offices)               (Zip  Code)

PC&J  Service Corp.   120 West Third Street, Suite 300    Dayton, OH  45402-1819
--------------------------------------------------------------------------------
               (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:  937-223-0600
                                                         -------------

Date  of  fiscal  year  end:  December  31
                             -------------

Date  of  reporting  period:  June  30,  2004
                              ---------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and
274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the
clearance  requirements  of  44  U.S.C.   3507.



AMERICAN  EXPRESS  CO

To  be  held  on  04/26/2004  for  holders  as  of  02/27/2004

CUSIP  025816-109   YOUR  CONTROL  NUMBER  873085356255

TICKER:  AXP

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01. PROPOSAL TO RATIFY SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS YOU VOTED: FOR THIS PROPOSAL

02.  SHAREHOLDER  PROPOSAL  TO  ESTABLISH  SIX-YEAR  TERM  LIMITS  FOR DIRECTORS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

03. SHAREHOLDER PROPOSAL REQUESTING A SEPARATE ANNUAL REPORT DESCRIBING THE CO'S POLITICAL
CONTRIBUTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL



AMERICAN  INTERNATIONAL  GROUP

To  be  held  on  05/19/2004  for  holders  as  of  03/26/2004

CUSIP  026874-107  YOUR  CONTROL  NUMBER  888192558023

TICKER:  AIG

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  ADOPT  CHIEF  EXECUTIVE  OFFICER  ANNUAL  COMPENSATION  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

02.  ADOPT  A  DIRECTOR  STOCK  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

03.  RATIFICATION  OF  INDEPENDENT  ACCOUNTANTS
YOU  VOTED:  FOR  THIS  PROPOSAL

04.  SHAREHOLDER  PROPOSAL  I  DESCRIBED  IN  THE  PROXY  STATEMENT
YOU  VOTED:  AGAINST  THIS  PROPOSAL

05.  SHAREHOLDER  PROPOSAL  II  DESCRIBED  IN  THE  PROXY  STMT
YOU  VOTED:  AGAINST  THIS  PROPOSAL

06.  SHAREHOLDER  PROPOSAL  III  DESCRIBED  IN  THE  PROXY  STMT
YOU  VOTED:  AGAINST  THIS  PROPOSAL



ANADARKO  PETROLEUM  CORP

To  be  held  on  05/06/2004  for  holders  as  of  03/08/2004

CUSIP  032511-107  YOUR  CONTROL  NUMBER  678332202596

TICKER:  APC

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  AMENDMENT  TO  THE  ANNUAL  INCENTIVE  BONUS  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

02.  RATIFICATION  OF  APPOINTMENT  OF  INDEPENDENT  ACCOUNTANTS
YOU  VOTED:  FOR  THIS  PROPOSAL

03.  STOCKHOLDER  PROPOSAL  -  CLIMATE  CHANGE
YOU  VOTED:  AGAINST  THIS  PROPOSAL



ANHEUSER-BUSCH  COMPANIES

To  be  held  on  04/29/2004  for  holders  as  of  03/01/2004

CUSIP  035229-103  YOUR  CONTROL  NUMBER  771897308206

TICKER:  BUD

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  APPROVAL  OF  INDEPENDENT  AUDITORS

YOU  VOTED:  FOR  THIS  PROPOSAL



AT&T  WIRELESS  SERVICES,  INC.  ANNUAL  MEETING

Meeting  Date:  05/19/2004  for  holders  as  of  03/22/2004

CUSIP:  00209A-  106

TICKER:  AWE

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATIONS

DIRECTORS:

YOU  VOTED:  FOR  ALL  NOMINEES.
FOR   NOBUHARU  ONO
FOR   CAROLYN  M.  TICKNOR
FOR   JOHN  D.  ZEGLIS

PROPOSALS:

01 . APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 17, 2004, BY AND AMONG AT&T WIRELESS SERVICES, INC., CINGULAR WIRELESS CORPORATION, CINGULAR WIRELESS LLC, AND SOLELY
WITH  RESPECT  TO  SECTION  5.3,  6.1(B)  AND  ARTICLE  IX  OF  THE  AGREEMENT
AND  PLAN  OF  MERGER,  SBC  COMMUNICATIONS  INC.  AND  BELLSOUTH
CORPORATION.
YOU  VOTED:  FOR  THIS  PROPOSAL.

03 . RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS.
YOU  VOTED:  FOR  THIS  PROPOSAL.

04  .  VOTE  ON  SHAREHOLDER  PROPOSAL  ON  EXECUTIVE  COMPENSATION
PROGRAM.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

05  .  VOTE  ON  SHAREHOLDER  PROPOSAL  ON  DISCONTINUING  CERTAIN
EXECUTIVE  COMPENSATION.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

06  .  VOTE  ON  SHAREHOLDER  PROPOSAL  ON  VOTE  REQUIREMENT  FOR
DIRECTOR  ELECTIONS.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.



BROADCOM  CORP

To  be  held  on  05/26/2004  for  holders  as  of  04/05/2004

CUSIP  268648-102  YOUR  CONTROL  NUMBER  678329455375

TICKER:  BRCM

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  RATIFICATION  OF  INDEPENDENT  AUDITORS
YOU  VOTED:  FOR  THIS  PROPOSAL

02. APPROVAL OF 2004 NON-EMPLOYEE DIRECTOR RESTRICTED STOCK PLAN YOU VOTED: FOR THIS PROPOSAL

03.  POLITICAL  CONTRIBUTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

04.  POLITICAL  CONTRIBUTIONS  REPORT
YOU  VOTED:  AGAINST  THIS  PROPOSAL

05.  MEDIA  RESPONSE  ON  EQUATORIAL  GUINEA
YOU  VOTED:  AGAINST  THIS  PROPOSAL

06.  BOARD  CHAIRMAN  AND  CEO
YOU  VOTED:  AGAINST  THIS  PROPOSAL

07.  EXECUTIVE  COMPENSATION
YOU  VOTED:  AGAINST  THIS  PROPOSAL

08.  EQUITY  COMPENSATION  REPORT
YOU  VOTED:  AGAINST  THIS  PROPOSAL

09.  AMENDMENT  OF  EEO  POLICY
YOU  VOTED:  AGAINST  THIS  PROPOSAL

10.  CLIMATE  SCIENCE  REPORT
YOU  VOTED:  AGAINST  THIS  PROPOSAL



CENDANT  CORPORATION

To  be  held  on  04/20/2004  for  holders  as  of  02/23/2004

CUSIP  151313-103        YOUR  CONTROL  NUMBER  367197299699

TICKER:  CD

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:

PROPOSALS:

01.  TO  APPROVE  AMENDMENTS  TO  THE  ARTICLES  OF INCORPORATION AND BY LAWS OF
THE  CO  TO  ELIMINATE  CLASSIFICATION  OF  THE  BOARD  OF  DIRECTORS  OF THE CO
YOU  VOTED:  FOR  THIS  PROPOSAL

02. RATIFY AND APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE CO 'S INDEPENDENT AUDITORS
FOR  THE  YEAR  ENDING  DECEMBER  31,  2004
YOU  VOTED:  FOR  THIS  PROPOSAL

03. STOCKHOLDER PROPOSAL REGARDING THE SEPARATION OF THE OFFICES OF CHIEF EXEUTIVE OFFICER
AND  CHAIRMAN
YOU  VOTED:  AGAINST  THIS  PROPOSAL

04.  STOCKHOLDER  PROPOSAL  REGARDING  CHIEF  EXECUTIVE  OFFICER  COMPENSATION.

YOU  VOTED:  AGAINST  THIS  PROPOSAL



CISCO  SYSTEMS,  INC.

To  be  held  on  11/11/2003  for  holder  as  of  09/12/2003

CUSIP  17275R-102

TICKER:  CSCO

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01. To approve an amendment and restatement of the employee stock purchase plan, including an increase of
100,000,000 shares authorized for issuance under the plan and a 5-year extension of the plan, as more fully set forth in the accompanying proxy statement.
YOU  VOTED:  FOR  THIS  PROPOSAL

02. To ratify the appointment of pricewaterhousecoopers LLP as cisco's independent auditors for the fiscal year ending
July  31,  2004.
YOU  VOTED:  FOR  THIS  PROPOSAL

03. Proposal submitted by a shareholder that the board prepare a report each fiscal year on cisco hardware and software provided to government agencies and state owned communications or information technology entities in any country, as more fully set forth in the accompanying proxy statement.
YOU  VOTED:  AGAINST  THIS  PROPOSAL

04. Proposal submitted by shareholders that the boards compensation committee prepare and make available by January 1, 2004, a report comparing total compensation of the companys top executives and its lowest paid workers in the US and abroad as of specific dates, as more fully set forth in the accompanying proxy statement.
YOU  VOTED:  AGAINST  THIS  PROPOSAL



CITIGROUP  INC.

To  be  held  on  04/20/2004  for  holders  as  of  02/27/2004

CUSIP  172967-101      YOUR  CONTROL  NUMBER  873078990536

TICKER:  C

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITIGROUP'S INDEPENDENT AUDITORS
FOR  2004.
YOU  VOTED:  FOR  THIS  PROPOSAL

02. STOCKHOLDER PROPOSAL REQUESTING A CURB ON EXECUTIVE COMPENSATION, NO FUTURE STOCK OPTION
GRANTS  AND  NO  RENEWALS  OR  EXTENSIONS  OF  OPTION  PLANS.
YOU  VOTED:  AGAINST  THIS  PROPOSAL

03. STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS. AND CHAIRMAN
YOU  VOTED:  AGAINST  THIS  PROPOSAL

04. STOCKHOLDER PROPOSAL REQUESTING A DISCONTINUATION OF ALL RIGHTS, OPTIONS, SAR'S AND POSSIBLE
SEVERANCE  PAYMENTS  TO  THE  TOP  5  OF  MANAGEMENT
YOU  VOTED:  AGAINST  THIS  PROPOSAL

05. STOCKHOLDER PROPOSAL REQUESTING THAT THE CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT
DUTIES,  TITLES  OR  RESPONSIBILITIES.
YOU  VOTED:  AGAINST  THIS  PROPOSAL



COMCAST  CORPORATION

Meeting  Date:  05/26/2004  for  holders  as  of  03/15/2004

CUSIP:  20030N-  101

TICKER:  CMCSA

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATIONS

DIRECTORS:

YOU  VOTED:  FOR  ALL  NOMINEES.
FOR   S.  DECKER  ANSTROM
FOR   C.  MICHAEL  ARMSTRONG
FOR   KENNETH  J.  BACON
FOR   SHELDON  M.  BONOVITZ
FOR   JULIAN  A.  BRODSKY
FOR   JOSEPH  L.  CASTLE,  II
FOR   J.  MICHAEL  COOK
FOR   BRIAN  L.  ROBERTS
FOR   RALPH  J.  ROBERTS
FOR   DR.  JUDITH  RODIN
FOR   MICHAEL  I.  SOVERN

PROPOSALS:

02  .  INDEPENDENT  AUDITORS.
YOU  VOTED:  FOR  THIS  PROPOSAL.

03  .  2002  RESTRICTED  STOCK  PLAN.
YOU  VOTED:  FOR  THIS  PROPOSAL.

04  .  AMENDMENT  TO  ARTICLES  OF  INCORPORATION.
YOU  VOTED:  FOR  THIS  PROPOSAL.

05  .  ESTABLISH  A  TWO-THIRDS  INDEPENDENT  BOARD.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

06  .  DISCLOSE  POLITICAL  CONTRIBUTIONS.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

07  .  NOMINATE  TWO  DIRECTORS  FOR  EVERY  OPEN  DIRECTORSHIP.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

08  .  LIMIT  COMPENSATION  FOR  SENIOR  EXECUTIVES.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

09  .  ADOPT  A  RECAPITALIZATION  PLAN.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.


DOW  CHEMICAL  CO

Meeting  Date:  05/13/2004  for  holders  as  of  03/15/2004

CUSIP:  260543-103  Your  Control  Number:  278078479469

TICKER:  DOW

PROPOSAL(S):

01 . RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCH LLP AS DOWS INDEPENDENT AUDITORS FOR 2004
YOU  VOTED:  FOR  THIS  PROPOSAL.

02 . AMENDMENT OF THE RESTATED CERTIFICATE OF INCORPORATION FOR THE ANNUAL ELECTION
OF  DIRECTORS
YOU  VOTED:  FOR  THIS  PROPOSAL.

03  .  STOCKHOLDER  PROPOSAL  ON  BHOPAL
YOU  VOTED:  AGAINST  THIS  PROPOSAL.



EMC  CORP

To  be  held  on  05/05/2004  for  holders  as  of  03/08/2004

CUSIP  268648-102  YOUR  CONTROL  NUMBER  678329455375

TICKER:  EMC

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01. TO APPROVE AN AMENDMENT TO EMCS 2003 STOCK PLAN TO INCREASE BY 50,000,000 THE NUMBER OF SHARES
AVAILABLE FOR GRANT UNDER SUCH PLAN, AND ALLOW AWARDS OF RESTRICTED STOCK AND RESTRICTED
STOCK UNITS TO BE GRANTED TO NON-EMPLOYEE DIRECTORS, AS DESCRIBED IN EMC'S PROXY STMT.
YOU  VOTED:  FOR  THIS  PROPOSAL

02. TO APPROVE AN AMENDMENT TO EMCS 1989 EMPLOYEE STOCK PURCHASE PLAN TO INCEASE BY
25,000,000 THE NUMBER OF SHARES AVAILABLE FOR GRANT UNDER SUCH PLAN, AS DESCRIBED IN EMC'S
PROXY  STMT
YOU  VOTED:  FOR  THIS  PROPOSAL

03. TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF PRICEWATERHOUSE
EMC'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004 YOU VOTED: FOR THIS PROPOSAL

04. TO ACT UPON A STOCKHOLDER PROPOSAL REALTING TO EXECUTIVE COMPENSATION, AS DESCRIBED
IN  EMC'S  PROXY  STATEMENT.
YOU  VOTED:  AGAINST  THIS  PROPOSAL



E*TRADE  FINANCIAL  CORPORATION

Meeting  Date:  05/27/2004  for  holders  as  of  04/05/2004

CUSIP:  269246-  104

TICKER:  ET

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATIONS

DIRECTORS:

YOU  VOTED:  FOR  ALL  NOMINEES.
FOR   RONALD  D.  FISHER
FOR   GEORGE  A.  HAYTER
FOR   DONNA  L.  WEAVER

PROPOSALS:

02 . TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE COMPANY FOR FISCAL YEAR 2004.
YOU  VOTED:  FOR  THIS  PROPOSAL.



EXXON  MOBIL  CORP

To  be  held  on  05/26/2004  for  holders  as  of  04/05/2004

CUSIP  30231G-102  YOUR  CONTROL  NUMBER  189354498530

TICKER:  XOM

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  RATIFICATION  OF  INDEPENDENT  AUDITORS
YOU  VOTED:  FOR  THIS  PROPOSAL

02. APPROVAL OF 2004 NON-EMPLOYEE DIRECTOR RESTRICTED STOCK PLAN YOU VOTED: FOR THIS PROPOSAL

03.  POLITICAL  CONTRIBUTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

04.  POLITICAL  CONTRIBUTIONS  REPORT
YOU  VOTED:  AGAINST  THIS  PROPOSAL

05.  MEDIA  RESPONSE  ON  EQUATORIAL  GUINEA
YOU  VOTED:  AGAINST  THIS  PROPOSAL

06.  BORAD  CHAIRMAN  AND  CEO
YOU  VOTED:  AGAINST  THIS  PROPOSAL

07.  EXECUTIVE  COMPENSATION
YOU  VOTED:  AGAINST  THIS  PROPOSAL

08.  EQUITY  COMPENSATION  REPORT
YOU  VOTED:  AGAINST  THIS  PROPOSAL

09.  AMENDMENT  OF  EEO  POLICY
YOU  VOTED:  AGAINST  THIS  PROPOSAL

10.  CLIMATE  SCIENCE  REPORT
YOU  VOTED:  AGAINST  THIS  PROPOSAL



GENERAL  MILLS,  INC.

To  be  held  on  09/22/2003  for  holders  as  of  07/24/2003

CUSIP  370334-104

TICKER:  GIS

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01. APPROVAL OF APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITOR. YOU VOTED: FOR THIS PROPOSAL

02.  ADOPTION  OF  THE  GENERAL  MILLS,  INC.  2003  STOCK  COMPENSATION  PLAN.
YOU  VOTED:  FOR  THIS  PROPOSAL



GILEAD  SCIENCES,  INC.

To  be  held  on  05/25/2004  for  holders  as  of  04/25/2004

CUSIP  375558-103   YOUR  CONTROL  NUMBER  1893  5663  7843

TICKER:  GILD

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01. TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF ERNST & YOUNG LLP
AS INDEPENDENT AUDITORS OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004. YOU VOTED: FOR THIS PROPOSAL

02.  TO  APPROVE  THE  ADOPTION  OF  GILEAD'S  2004  EQUITY  INCENTIVE  PLAN.
YOU  VOTED:  FOR  THIS  PROPOSAL

03. TO APPROVE AN AMENDMENT TO GILEAD'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE
AUTHORIZED NUMBER OF SHARES OF GILEAD COMMON STOCK FROM 500,000,000 TO 700,000,000 SHARES.
YOU  VOTED:  FOR  THIS  PROPOSAL



HEWLETT  PACKARD

To  be  held  on  03/17/2004  for  holders  as  of  01/20/2004

CUSIP  428236-103
Contorl  #  0627-8392-4977

TICKER:  HPQ

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01. PROPOSAL TO RATIFY ERNST & YOUNG LLP AS HEWLETT-PACKARD COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING OCTOBER 31, 2004.
YOU  VOTED:  FOR  THIS  PROPOSAL

02.  APPROVAL  OF  THE  HEWLETT-PACKARD  COMPANY  2004  STOCK  INCENTIVE  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

03. SHAREOWNER PROPOSAL ENTITLED "STOCK OPTION EXPENSING PROPOSAL" YOU VOTED: AGAINST THIS PROPOSAL



HONEYWELL  INTERNATIONAL  INC

To  be  held  on  04/26/2004  for  holders  as  of  02/27/2004

CUSIP  438516-106         YOUR  CONTROL  NUMBER   873088242164

TICKER:  HON

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  APPOINTMENT  OF  INDEPENDENT  ACCOUNTANTS
YOU  VOTED:  FOR  THIS  PROPOSAL

02.  ANNUAL  ELECTION  OF  DIRECTORS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

03.  SHAREOWNER  VOTING  PROVISIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

04.  SHAREOWNER  INPUT  -  GOLDEN  PARACHUTES
YOU  VOTED:  AGAINST  THIS  PROPOSAL

05.  RESOLUTION  ON  PAY  DISPARITY
YOU  VOTED:  AGAINST  THIS  PROPOSAL

06.  CUMULATIVE  VOTING
YOU  VOTED:  FOR  THIS  PROPOSAL



INTEL  CORP

To  be  held  on  05/19/2004  for  holders  as  of  03/22/2004

CUSIP  458140-SMH   YOUR  CONTROL  NUMBER  886002008262

TICKER:  INTC

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  RATIFICATION  OF  SELECTION  OF  INDEPENDENT  AUDITORS
YOU  VOTED:  FOR  THIS  PROPOSAL

02.  APPROVAL  OF  THE  2004  EQUITY  INCENTIVE  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

03.  STOCKHOLDER  PROPOSAL  REQUESTING  THE  EXPENSING  OF  STOCK  OPTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

04.  STOCKHOLDER  PROPOSAL  REQUESTING  THE  USE  OF  PERFORMANE  -VESTING STOCK
YOU  VOTED:  AGAINST  THIS  PROPOSAL

05. STOCKHOLDER PROPOSAL REQUESTING THE USE OF PERFORMANCE-BASED STOCK OPTIONS YOU VOTED: AGAINST THIS PROPOSAL



JOHNSON  &  JOHNSON

To  be  held  on  04/22/2004  for  holders  as  of  02/24/2004

CUSIP  478160-104   YOUR  CONTROL  NUMBER  467717316365

TICKER:  JNJ

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  RATIFICATION  OF  APPOINTMENT  OF  PROCEWATERHOUSECOOPERS  AS  INDEPENDENT
AUDITORS
YOU  VOTED:  FOR  THIS  PROPOSAL

02.  PROPOSAL  ON  CHARITABLE  CONTRIBUTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL



J.P.  MORGAN  CHASE  &  CO.

To  be  held  on  05/25/2004  for  holders  as  of  04/02/2004

CUSIP  46625H-100   YOUR  CONTROL  NUMBER  7881  9696  4949

TICKER:  JPM

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  MERGER  PROPOSAL.
YOU  VOTED:  FOR  THIS  PROPOSAL

03.  APPOINTMENT  OF  EXTERNAL  AUDITOR.
YOU  VOTED:  FOR  THIS  PROPOSAL

04.  RE-APPROVAL  OF  KEY  EXECUTIVE  PERFORMANCE  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

05.  ADJOURNMENT  OF  MEETING,  IF  NECESSARY,  TO  SOLICIT  ADDITIONAL  PROXIES
YOU  VOTED:  FOR  THIS  PROPOSAL

06.  DIRECTOR  TERM  LIMIT
YOU  VOTED:  AGAINST  THIS  PROPOSAL

07.  CHARITABLE  CONTRIBUTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

08.  POLITICAL  CONTRIBUTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

09.  SEPARATION  OF  CHAIRMAN  AND  CEO
YOU  VOTED:  AGAINST  THIS  PROPOSAL

10.  DERIVATIVE  DISCLOSURE
YOU  VOTED:  AGAINST  THIS  PROPOSAL

11.  AUDITOR  INDEPENDENCE
YOU  VOTED:  AGAINST  THIS  PROPOSAL

12.  DIRECTOR  COMPENSATION
YOU  VOTED:  AGAINST  THIS  PROPOSAL

13.  PAY  DISPARITY
YOU  VOTED:  AGAINST  THIS  PROPOSAL



MCDONALDS  CORPORATION

To  be  held  on  05/20/2004  for  holders  as  of  03/22/2004

CUSIP  580135-101   YOUR  CONTROL  NUMBER  886009608256

TICKER:  MCD

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  APPROVAL  OF  AUDITORS
YOU  VOTED:  FOR  THIS  PROPOSAL

02. APPROVAL OF MCDONALDS CORPORATION AMENDED AND RESTATED 2001 OMNIBUS STOCK OWNERSHIP PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

03.  APPROVAL  OF  MCDONALDS  CORP  2004  CAS  INCENTIVE  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL



MICROSOFT  CORPORATION

To  be  held  on  11/11/2003  for  holders  as  of  07/12/2003

CUSIP  594918-104

TICKER:  MSFT

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

01.  ADOPTION  OF  THE  AMENDMENTS  TO  THE  2001  STOCK  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

02. Adoption of the amendments to the 1999 stock option plan for nonemployee directors.
YOU  VOTED:  FOR  THIS  PROPOSAL

03.  SHAREHOLDER  PROPOSAL  (THE  BOARD RECOMMENDS A VOTE AGAINST THIS PROPOSAL.
YOU  VOTED:  AGAINST  THIS  PROPOSAL



NATIONAL  COMMERCE  FINANCIAL  CORP

To  be  held  on  04/28/2004  for  holders  as  of  03/01/2004

CUSIP  63545P-104   YOUR  CONTROL  NUMBER  771898178683

TICKER:  NCF

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

PROPOSALS:

01. RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP, INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS AS AUDITORS OF THE COMPANY FOR THE YEAR ENDING DECMEBER 31, 2004 YOU VOTED: FOR THIS PROPOSAL



NEWELL  RUBBERMAID  INC

To  be  held  on  05/12/2004  for  holders  as  of  03/15/2004

CUSIP  651229-106   YOUR  CONTROL  NUMBER  278086593042

TICKER:  NWL

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

PROPOSALS:

01. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTANTS FOR THE YEAR 2004
YOU  VOTED:  FOR  THIS  PROPOSAL



NEXTEL  COMMUNICATIONS

To  be  held  on  05/27/2004  for  holders  as  of  04/02/2004

CUSIP  65332V-103   YOUR  CONTROL  NUMBER  788192839953

TICKER:  NXTL

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

PROPOSALS:

01. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANYS INDEPENDENT
AUDITORS  FOR  2004
YOU  VOTED:  FOR  THIS  PROPOSAL

02. APPROVAL OF THE NEXTEL COMMUINICATIONS INC AMENDED AND RESTATED ASSOCIATE STOCK
PURCHASE  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL



OMNICOM  GROUP  INC.

To  be  held  on  05/25/2004  for  holders  as  of  04/08/2004

CUSIP  681919106   YOUR  CONTROL  NUMBER  6919  1427  4295

TICKER:  OMC

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

DIRECTORS  RECOMMENDATION:


PROPOSALS:

02. TO RATIFY THE APPOINTMENT OF KPMG AS OUR INDEPENDENT AUDITORS FOR FISCAL YEAR 2004.
YOU  VOTED:  FOR  THIS  PROPOSAL

03.  TO  APPROVE  OUR  DIRECTOR  EQUITY  PLAN.
YOU  VOTED:  FOR  THIS  PROPOSAL



PEPSICO  INC

To  be  held  on  05/05/2004  for  holders  as  of  03/12/2004

CUSIP  713448-108   YOUR  CONTROL  NUMBER  681185950296

TICKER:  PEP

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

PROPOSALS:

01.  APPROVAL  OF  AUDITORS
ACCOUNTANTS  FOR  THE  YEAR  2004
YOU  VOTED:  FOR  THIS  PROPOSAL

02.  APPROVAL  OF  THE  2004  EXECUTIVE  INCENTIVE  COMPENSATION  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

03.  SHAREHOLDER  PROPOSAL  (PROXY  STMT  p.22)
YOU  VOTED:  AGAINST  THIS  PROPOSAL

04.  SHAREHOLDER  PROPOSAL  (PROXY  STMT  p23)
YOU  VOTED:  AGAINST  THIS  PROPOSAL



PFIZER  INC

To  be  held  on  04/22/2004  for  holders  as  of  02/27/2004

CUSIP  717081-103   YOUR  CONTROL  NUMBER  873073496614

TICKER:  PFE

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

PROPOSALS:

01. A PROPOSAL TO APPROVE THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2004
YOU  VOTED:  FOR  THIS  PROPOSAL

02.  A  PROPOSAL  TO  APPROVE  THE  PFIZER  INC.  2004  STOCK  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL

03. SHAREHOLDER PROPOSAL REQUESTING RVIEW OF THE ECONOMIC EFFECTS OF THE HIV/AIDS, TB AND
MALARIA  PANDEMICS  ON  THE  CO'S  BUSINESS  STRATEGY.
YOU  VOTED:  AGAINST  THIS  PROPOSAL

04.  SHAREHOLDER  PROPOSAL  RELATING  TO  POLITICAL  CONTRIBUTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

05. SHAREHOLDER PROPOSAL RELATING TO AN ANNUAL REPORT ON CORPORATE RESOURCES DEVOTED
TO  SUPPORTING  POLITICAL  ENTITIES  OR  CANDIDATES
YOU  VOTED:  AGAINST  THIS  PROPOSAL

06.  SHAREHOLDER  PROPOSAL  SEEKING  TO  IMPOSE  TERM  LIMITS  ON  DIRECTORS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

07. SHAREHOLDER PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO PFIZER PRODUCTS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

08.  SHAREHOLDER  PROPOSAL  ON  STOCK  OPTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL

09.  SHAREHOLDER  PROPOSAL  ON  IN  VITRO  TESTING
YOU  VOTED:  AGAINST  THIS  PROPOSAL



SCHERING-PLOUGH  CORP

To  be  held  on  04/27/2004  for  holders  as  of  03/05/2004

CUSIP  806605-101   YOUR  CONTROL  NUMBER  373643680409

TICKER:  SGP

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATION

PROPOSALS:

01.  RATIFICATION  OF  DESIGNATION  OF  INDEPENDENT  AUDITORS
YOU  VOTED:  FOR  THIS  PROPOSAL

02.  APPROVAL  OF  THE  OPERATIONS  MANAGEMENT  TEAM  INCENTIVE  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL



TEXAS  INSTRUMENTS  INCORPORATED

Meeting  Date:  04/15/2004  for  holders  as  of  02/17/2004

CUSIP:  882508-SMH  Your  Control  Number:  264850029284

TICKER:  TXN

PROPOSAL(S):

02  .  BOARD  PROPOSAL  TO  RATIFY  THE  APPOINTMENT OF ERNST & YOUNG LLP AS THE
COPANY'S
INDEPENDENT  AUDITORS  FOR  2004
YOU  VOTED:  FOR  THIS  PROPOSAL.

03 . SHAREOWNER PROPOSAL CONCERNING DISCLOSURE OF EXECUTIVE COMPENSATION YOU VOTED: AGAINST THIS PROPOSAL.



TIME  WARNER  INC

Meeting  Date:  05/21/2004  for  holders  as  of  03/23/2004

CUSIP:  887317-105  Your  Control  Number:  082619142099

TICKER:  TWX

PROPOSAL(S):

01  .  RATIFICATION  OF  AUDITORS
YOU  VOTED:  FOR  THIS  PROPOSAL.

02 . STOCKHOLDER PROPOSAL REGARDING CHINA BUSINESS PRINCIPLES YOU VOTED: AGAINST THIS PROPOSAL.

03 . STOCKHOLDER PROPOSAL REGARDING REPORT ON PAY DISPARITY YOU VOTED: AGAINST THIS PROPOSAL.



UNITEDHEALTH  GROUP  INCORPORATED

Meeting  Date:  05/12/2004  for  holders  as  of  03/15/2004

CUSIP:  91324P-102  Your  Control  Number:  278090385764

TICKER:  UNH

PROPOSAL(S):

01 . RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
YOU  VOTED:  FOR  THIS  PROPOSAL.

02 . SHAREHOLDER PROPOSAL REGARDING EXPENSING OF STOCK OPTIONS YOU VOTED: AGAINST THIS PROPOSAL.

03 . SHAREHOLDER PROPOSAL REGARDING REPLACEMENT OF STOCK OPTIONS WITH RESTRICTED SHARES
YOU  VOTED:  AGAINST  THIS  PROPOSAL.



UNITED  TECHNOLOGIES  CORPORATION

Meeting  Date:  04/14/2004  for  holders  as  of  02/17/2004

CUSIP:  913017-109  Your  Control  Number:  264848659968

TICKER:  UTX

PROPOSAL(S):

02  .  APPOINTMENT  OF  INDEPENDENT  AUDITORS
YOU  VOTED:  FOR  THIS  PROPOSAL.

03 . SHAREOWNER PROPOSAL CONCERNING DISCLOSURE OF EXECUTIVE COMPENSATION YOU VOTED: AGAINST THIS PROPOSAL.

04 . SHAREWONER PROPOSAL CONCERNING ETHICAL CRITERIA FOR MILITARY CONTRACTS YOU VOTED: AGAINST THIS PROPOSAL.

05 . SHAREOWNER PROPOSAL CONCERNING PERFORMANCE BASED SENIOR EXECUTIVE STOCK OPTIONS
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

06 . SHAREOWNER PROPOSAL CONCERNINGAN INDEPENDENT CHAIRMAN OF THE BOARD YOU VOTED: AGAINST THIS PROPOSAL.



WAL-MART  STORES,  INC.

Meeting  Date:  06/04/2004  for  holders  as  of  04/05/2004

CUSIP:  931142-  103

TICKER:  WMT

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATIONS

DIRECTORS:

YOU  VOTED:  FOR  ALL  NOMINEES.
FOR   JAMES  W.  BREYER
FOR   M.  MICHELE  BURNS
FOR   THOMAS  M.  COUGHLIN
FOR   DAVID  D.  GLASS
FOR   ROLAND  A.  HERNANDEZ
FOR   DAWN  G.  LEPORE
FOR   JOHN  D.  OPIE
FOR   J.  PAUL  REASON
FOR   H.  LEE  SCOTT,  JR.
FOR   JACK  C.  SHEWMAKER
FOR   JOSE  H.  VILLARREAL
FOR   JOHN  T.  WALTON
FOR   S.  ROBSON  WALTON
FOR   CHRISTOPHER  J.  WILLIAMS

PROPOSALS:

02 . APPROVAL OF THE ASDA COLLEAGUE SHARE OWNERSHIP PLAN 1999 YOU VOTED: FOR THIS PROPOSAL.

03  .  APPROVAL  OF  THE  ASDA  SHARESAVE  PLAN  2000
YOU  VOTED:  FOR  THIS  PROPOSAL.

04  .  APPROVAL  OF  THE  WAL-MART  STORES,  INC.  2004  ASSOCIATE  STOCK
PURCHASE  PLAN
YOU  VOTED:  FOR  THIS  PROPOSAL.

05 . RATIFICATION OF THE APPOINTMENT OF INDEPENDENT ACCOUNTANTS YOU VOTED: FOR THIS PROPOSAL.

06 . A SHAREHOLDER PROPOSAL REGARDING AN INDEPENDENT CHAIRMAN YOU VOTED: AGAINST THIS PROPOSAL.

07 . A SHAREHOLDER PROPOSAL REGARDING A "SUSTAINABILITY" REPORT YOU VOTED: AGAINST THIS PROPOSAL.

08  .  A  SHAREHOLDER  PROPOSAL  REGARDING  EQUITY  COMPENSATION
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

09  .  A  SHAREHOLDER  PROPOSAL  REGARDING  GENETICALLY  ENGINEERED
FOOD  PRODUCTS
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

10  .  A  SHAREHOLDER  PROPOSAL  REGARDING  AN  EQUAL  EMPLOYMENT
OPPORTUNITY  REPORT
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

11  .  A  SHAREHOLDER  PROPOSAL  REGARDING  SHAREHOLDER  APPROVAL  OF
PARTICIPATION  IN  THE  OFFICER  DEFERRED  COMPENSATION  PLAN
YOU  VOTED:  AGAINST  THIS  PROPOSAL.



WELLS  FARGO  &  COMPANY

Meeting  Date:  04/27/2004  for  holders  as  of  03/09/2004

CUSIP:  949746-  101

TICKER:  WFC

YOU  ELECTED  TO  VOTE  WITH  DIRECTORS'  RECOMMENDATIONS

DIRECTORS:

YOU  VOTED:  FOR  ALL  NOMINEES.
FOR   J.A.  BLANCHARD  III
FOR   SUSAN  E.  ENGEL
FOR   ENRIQUE  HERNANDEZ,  JR.
FOR   ROBERT  L.  JOSS
FOR   REATHA  CLARK  KING
FOR   RICHARD  M.  KOVACEVICH
FOR   RICHARD  D.  MCCORMICK
FOR   CYNTHIA  H.  MILLIGAN
FOR   PHILIP  J.  QUIGLEY
FOR   DONALD  B.  RICE
FOR   JUDITH  M.  RUNSTAD
FOR   STEPHEN  W.  SANGER
FOR   SUSAN  G.  SWENSON
FOR   MICHAEL  W.  WRIGHT

PROPOSALS:

02 . PROPOSAL TO APPROVE THE COMPANY'S SUPPLEMENTAL 401(K) PLAN. YOU VOTED: FOR THIS PROPOSAL.

03  .  PROPOSAL  TO  RATIFY  APPOINTMENT  OF  KPMG  LLP  AS  INDEPENDENT
AUDITORS  FOR  2004.
YOU  VOTED:  FOR  THIS  PROPOSAL.

04 . STOCKHOLDER PROPOSAL REGARDING EXPENSING STOCK OPTIONS. YOU VOTED: AGAINST THIS PROPOSAL.

05  .  STOCKHOLDER  PROPOSAL  REGARDING  RESTRICTED  STOCK.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

06  .  STOCKHOLDER  PROPOSAL  REGARDING  EXECUTIVE  COMPENSATION  AND
PREDATORY  LENDING.
YOU  VOTED:  AGAINST  THIS  PROPOSAL.

07 . STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS. YOU VOTED: AGAINST THIS PROPOSAL.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    PC&J Performance Fund

By:  ________________/s/________________________________________
          Leslie  O.  Parker  III,  President

Date:    Augusst 16, 2004



By:  ________________/s/________________________________________
          Kathleen  Carlson,  Treasurer

Date:    August 16, 2004